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AMENDMENT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10021

Banknorth Funds

(Exact name of registrant as specified in charter)

5800 Corporate Drive Pittsburgh, PA 15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant's telephone number, including area code:    412-288-1900

Date of fiscal year end:     August 31, 2004

Date of reporting period:     July 1, 2004 to August 27, 2004  (Effective date of fund merger.)

Item 1.  Proxy Voting Record.
     Banknorth Intermediate Bond Fund
     Banknorth Large Cap Growth Fund
     Banknorth Vermont Municipal Bond Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above was entitled to vote.

     Banknorth Small/Midcap Core Fund
	Proposal			For/Agnst
Issuer Name	Type	Voted	Vote	Mgmt	Ticker	Cusip	Mtg. Date	Mtg. Type
Legg Mason, Inc.					LM	524901105	07/20/2004	Annual
1. Board of Directors	MGMT	YES	FOR	FOR
2. Amend 1996 Equity Incentive Plan	MGMT	YES	FOR	FOR
3. Amend Stock Option Plan for Non-Employee Directors	MGMT	YES	FOR	FOR
Mylan Laboratories, Inc.					MYL	628530107	07/30/2004	Annual
1. Board of Directors	MGMT	YES	FOR	FOR

     Banknorth Large Cap Core Fund
Forest Laboratories, Inc.					FRX	345838106	08/11/2004	Annual
1. Board of Directors	MGMT	YES	FOR	FOR
2. Authorize additional shares of common stock
MGMT	YES	FOR	FOR
3. Ratification of 2004 Stock Option Plan	MGMT	YES	FOR
FOR
4. Ratification of Independent Auditors
MGMT	YES	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Banknorth Funds
By (Signature and Title)	/s/Charles L. Davis Principal Executive Officer

Insert printed name and title of signing officer    Charles L. Davis, Jr., Principal Executive Officer

Date   August    31, 2005